Note 11. Derivatives and Hedging Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount			$ 185.8
Accrued Liabilities [Member] | Derivatives Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	$ (61.1)	$ (0.2)
Derivative, Notional Amount	571.4
Prepaid and Other Current Assets [Member] | Derivatives Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset		1.6
Derivative, Notional Amount	25.1
Prepaid and Other Current Assets [Member] | Derivatives Not Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Assets (Liabilities or Equity) Fair Value	(61.1)	0.8
Derivative Asset, Fair Value, Gross Asset	0.0	1.0
Derivative, Notional Amount	0.0
Accumulated Other Comprehensive Income [Member] | Derivatives Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	(1.8)	(1.6)
Derivative, Notional Amount	0.0
Accumulated Other Comprehensive Income [Member] | Derivatives Designated as Hedging Instrument [Member] | Cross Currency Interest Rate Contract [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	(21.1)	0.0
Derivative, Notional Amount	0.0
Interest Rate Swap [Member] | Accrued Liabilities [Member] | Derivatives Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	(7.9)	(2.4)
Derivative, Notional Amount	515.6
Cross Currency Interest Rate Contract [Member] | Accrued Liabilities [Member] | Derivatives Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	0.0	(2.4)
Derivative, Notional Amount	0.0
Forward Contracts [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	(1.9)
Fair Value, Measurements, Recurring [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	(90.7)	(307.5)
Fair Value, Measurements, Recurring [Member] | Equity Option [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	0.0	(506.5)
Fair Value, Measurements, Recurring [Member] | Cross Currency Interest Rate Contract [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	21.1	(2.4)
Fair Value, Measurements, Recurring [Member] | Forward Contracts [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	(3.6)	(8.4)
Fair Value, Measurements, Recurring [Member] | Warrant [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	0.0	(270.5)
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	(1.9)	(7.7)
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Equity Option [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	0.0	0.0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Cross Currency Interest Rate Contract [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	0.0	0.0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Forward Contracts [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure		(8.4)
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Forward Contracts [Member] | Derivatives Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	(3.6)	(8.4)
Derivative, Notional Amount	268.0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Warrant [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	0.0	0.0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	(46.1)	(264.6)
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Equity Option [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure		(506.5)
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Equity Option [Member] | Derivatives Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	0.0	(506.5)
Derivative, Notional Amount	1,200.0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Equity Option [Member] | Derivatives Not Designated as Hedging Instrument [Member] | Conversion Option [Member]
Derivatives, Fair Value [Line Items]
Derivative, Gain (Loss) on Derivative, Net	381.9
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Cross Currency Interest Rate Contract [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	21.1	0.0
Derivative, Notional Amount	185.8
Assets, Fair Value Disclosure		(2.4)
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Forward Contracts [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	0.0	0.0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Warrant [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure		(270.5)
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Warrant [Member] | Derivatives Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	0.0	(270.5)
Derivative, Notional Amount	1,200.0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Warrant [Member] | Derivatives Not Designated as Hedging Instrument [Member] | Warrant Options [Member]
Derivatives, Fair Value [Line Items]
Derivative, Gain (Loss) on Derivative, Net	482.8
Cross Currency Interest Rate Contract [Member] | Accumulated Other Comprehensive Income [Member] | Derivatives Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	0.0	2.4
Derivative, Notional Amount	0.0
Note Hedge Derivative on Convertible Debt [Member] | Fair Value, Measurements, Recurring [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	0.0	514.8
Note Hedge Derivative on Convertible Debt [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	0.0	0.0
Note Hedge Derivative on Convertible Debt [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure		514.8
Note Hedge Derivative on Convertible Debt [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Derivatives Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	0.0	514.8
Derivative, Notional Amount	1,200.0
Note Hedge Derivative on Convertible Debt [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Derivatives Not Designated as Hedging Instrument [Member] | Note Hedge Derivative [Member]
Derivatives, Fair Value [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(365.3)
Interest Rate Swap [Member] | Accumulated Other Comprehensive Income [Member] | Derivatives Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	7.0	1.6
Derivative, Notional Amount	0.0
Interest Rate Swap [Member] | Fair Value, Measurements, Recurring [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	1.8	2.6
Interest Rate Swap [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	0.0	0.0
Interest Rate Swap [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure		2.6
Interest Rate Swap [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Prepaid and Other Current Assets [Member] | Derivatives Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	1.8
Forward Contracts [Member] | Fair Value, Measurements, Recurring [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	1.7	0.7
Forward Contracts [Member] | Fair Value, Measurements, Recurring [Member] | Other Income [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	11.7	(6.3)		$ 3.8
Forward Contracts [Member] | Fair Value, Measurements, Recurring [Member] | Interest Expense [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	15.8	0.2		$ 0.0
Forward Contracts [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure		0.7
Forward Contracts [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Derivatives Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	1.7	0.7
Derivative, Notional Amount	268.0
Forward Contracts [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Derivatives, Fair Value [Line Items]
Assets, Fair Value Disclosure	$ 0.0	$ 0.0